SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

23   SEGMENT INFORMATION

The Company has one operating segment, which is the design, build-out and operation of data centers. The Company’s chief operating decision maker is the chief executive officer of the Company who reviews the Company’s consolidated results of operations in assessing performance of and making decisions about resource allocations to this segment.

During the years ended December 31, 2021, 2022 and 2023, substantially all of the Company’s operations are in the PRC. The summary of long-lived assets as of December 31, 2022 and 2023 in each area is as follows:

	As of December 31,
	2022	2023

PRC	48,508,923	45,315,466
Hong Kong SAR	4,406,267	4,787,069
Malaysia	531,477	3,368,819
Singapore	141,333	99,207
Indonesia	33,285	76,159

Total	53,621,285	53,646,720